Derivative and Other Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accumulated Other Comprehensive Income (AOCI) and Earnings from Changes in Fair Value Related to Derivative Instruments
The following table sets forth financial information about the impact on Accumulated Other Comprehensive Income (“AOCI”) and earnings from changes in fair value related to derivative instruments.

	Amount of gain/(loss)		Amount of gain/(loss)
	recognized in AOCI		reclassified from AOCI
	(effective portion)		into earnings
Derivatives in cash flow hedges	2017	2016	2017	2016

Foreign exchange	$2	$(2)	$(2)	$3	(1)
Commodities	39	20	23	(6)	(2)
Total	$41	$18	$21	$(3)

(1) In 2017, a loss of $8 ($6, net of tax) was recognized in net sales and a gain of $6 ($4, net of tax) was recognized in cost of products sold. In 2016, a loss of $10 ($8, net of tax) was recognized in net sale and a gain of $14 ($11, net of tax) was recognized in cost of products sold.

(2) In 2017, a gain of $31, including a loss of $2 ($1 net of tax) related to hedge ineffectiveness caused primarily by volatility in the metal premium component of aluminum prices, was recognized in cost of products sold and a tax charge of $8 was recognized in income tax expense. In 2016, a loss of $8, including a gain of $1 ($1 net of tax) related to hedge ineffectiveness caused primarily by volatility in the metal premium component of aluminum prices, was recognized in cost of products sold and a tax benefit of $2 was recognized in income tax expense.

Fair Value of Financial Assets and Liabilities on Recurring Basis
The following table sets forth the fair value hierarchy for the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis.

Derivative assets	Balance Sheet classification	Fair Value hierarchy	December 31, 2017	December 31, 2016
Derivatives designated as hedges:
Foreign exchange	Other current assets	2	$12	$24
Commodities	Other current assets	2	25	13
Commodities	Other non-current assets	2	4	3
Derivatives not designated as hedges:
Commodities	Other current assets	2	22	5
	Total		$63	$45

Derivative liabilities
Derivatives designated as hedges:
Foreign exchange	Accounts payable and accrued liabilities	2	$8	$28
Commodities	Accounts payable and accrued liabilities	2	—	3
Foreign exchange	Other non-current liabilities	2	—	1
Derivatives not designated as hedges:
Foreign exchange	Accounts payable and accrued liabilities	2	—	5
Commodities	Accounts payable and accrued liabilities	2	15	—
	Total		$23	$37

Offsetting Assets
In the table below, the aggregate fair values of the Company's derivative assets and liabilities are presented on both a gross and net basis, where appropriate.

	Gross amounts recognized in the Balance Sheet	Gross amounts not offset in the Balance Sheet	Net amount
Balance at December 31, 2017
Derivative assets	$63	$17	$46
Derivative liabilities	23	17	6

Balance at December 31, 2016
Derivative assets	$45	$6	$39
Derivative liabilities	37	6	31

Offsetting Liabilities
In the table below, the aggregate fair values of the Company's derivative assets and liabilities are presented on both a gross and net basis, where appropriate.

	Gross amounts recognized in the Balance Sheet	Gross amounts not offset in the Balance Sheet	Net amount
Balance at December 31, 2017
Derivative assets	$63	$17	$46
Derivative liabilities	23	17	6

Balance at December 31, 2016
Derivative assets	$45	$6	$39
Derivative liabilities	37	6	31

Notional Values of Outstanding Derivative Instruments in the Consolidated Balance Sheets
The aggregate U.S. dollar-equivalent notional values of outstanding derivative instruments in the Consolidated Balance Sheets were:

	December 31, 2017	December 31, 2016
Derivatives in cash flow hedges:
Foreign exchange	$864	$644
Commodities	276	180
Derivatives in fair value hedges:
Foreign exchange	60	73
Derivatives not designated as hedges:
Foreign exchange	575	618
Commodities	40	72